Fee and commission expenses	12 Months Ended
Dec. 31, 2018
Fee and commission expenses
Fee and commission expenses

37. Fee and commission expenses

Fee and commission expenses comprises the amount of all fees and commissions paid or payable by the Bank in the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission expenses is as follows:

	2016	2017	2018

Credit and debit cards	2,894	3,250	3,680
Checks and others	26	25	26
Collections and transactional services	158	226	287
Fund management	4	2	1
Capital markets and securities activities	135	199	189
Financial advisory services	16	6	13
Correspondent services	327	465	614
Other fees and commissions	1,270	1,330	1,764
	4,830	5,503	6,574